NSL
Nuveen Senior Income Fund
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 156.0% (97.6% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 138.0% (86.4% of Total Investments) (2)
	Aerospace & Defense – 1.5% (1.0% of Total Investments)
$312	Dynasty Acquisition Co., Inc., Term Loan B1	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	$305,191
168	Dynasty Acquisition Co., Inc., Term Loan B2	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	164,081
731	Maxar Technologies Ltd., Term Loan B	2.840%	1-Month LIBOR	2.750%	10/05/24	B	727,745
961	TransDigm, Inc., Term Loan E	2.337%	1-Month LIBOR	2.250%	5/30/25	Ba3	951,169
794	Transdigm, Inc., Term Loan F	2.337%	1-Month LIBOR	2.250%	12/09/25	Ba3	784,737
685	TransDigm, Inc., Term Loan G	2.337%	1-Month LIBOR	2.250%	8/22/24	Ba3	678,801
3,651	Total Aerospace & Defense						3,611,724
	Airlines – 2.3% (1.4% of Total Investments)
920	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	959,631
759	American Airlines, Inc., 1st Lien Term Loan	1.837%	1-Month LIBOR	1.750%	1/29/27	Ba3	736,458
189	American Airlines, Inc., Incremental Term Loan	2.090%	1-Month LIBOR	2.000%	12/14/23	Ba3	186,308
961	Mallinckrodt International Finance S.A., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	947,064
1,075	SkyMiles IP Ltd., Skymiles Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	1,146,068
1,493	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	1,515,686
5,397	Total Airlines						5,491,215
	Auto Components – 1.4% (0.9% of Total Investments)
124	Adient US LLC, Term Loan B	3.587%	1-Month LIBOR	3.500%	4/08/28	BB-	123,709
1,268	Clarios Global LP, USD Term Loan B	3.337%	1-Month LIBOR	3.250%	4/30/26	B1	1,261,733
269	Dexko Global Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	269,136
744	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	745,075
51	Lonza Group AG., Term Loan B, (WI/DD), (5)	TBD	TBD	TBD	TBD	B1	51,264
898	Superior Industries International, Inc., 1st Lien Term Loan B	4.087%	1-Month LIBOR	4.000%	5/23/24	Ba3	898,148
3,354	Total Auto Components						3,349,065
	Automobiles – 0.2% (0.1% of Total Investments)
517	Wand NewCo 3, Inc., Term Loan	3.087%	1-Month LIBOR	3.000%	2/05/26	B2	509,497
	Beverages – 0.9% (0.6% of Total Investments)
469	City Brewing Company, LLC, Closing Date Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B+	465,192

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Beverages (continued)
$616	GFL Environmental Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	$617,337
1,182	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	1,181,990
2,267	Total Beverages						2,264,519
	Biotechnology – 0.8% (0.5% of Total Investments)
1,999	Grifols Worldwide Operations USA, Inc., USD Term Loan B	2.074%	1-Week LIBOR	2.000%	11/15/27	BB+	1,973,395
	Building Products – 2.1% (1.3% of Total Investments)
1,130	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	1,130,566
568	LBM Acquisition LLC, Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	560,714
1,345	Magenta Buyer LLC, Term Loan 1st Lien , (WI/DD)	TBD	TBD	TBD	TBD	B	1,344,442
300	Nexstar Broadcasting, Inc., Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	B2	300,187
1,057	Quikrete Holdings, Inc., 1st Lien Term Loan	2.587%	1-Month LIBOR	2.500%	1/31/27	BB-	1,048,401
587	Resideo Funding Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	2/12/28	BBB-	587,784
4,987	Total Building Products						4,972,094
	Capital Markets – 1.9% (1.2% of Total Investments)
1,460	Cengage Learning, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	1,425,325
181	RPI Intermediate Finance Trust, Term Loan B1	1.837%	1-Month LIBOR	1.750%	2/11/27	BBB-	181,228
824	Sequa Mezzanine Holdings L.L.C., 2nd Lien PIK Term Loan, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	823,656
1,999	Sequa Mezzanine Holdings L.L.C., Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	2,018,905
4,464	Total Capital Markets						4,449,114
	Chemicals – 1.3% (0.8% of Total Investments)
499	Arterra Wines Canada, Inc., Term Loan	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	499,269
322	ASP Unifrax Holdings Inc, Term Loan B	3.882%	3-Month LIBOR	3.750%	12/14/25	BB	317,591
830	Clean Harbors Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	830,171
657	Ineos US Finance LLC, USD Term Loan B	2.101%	1-Month LIBOR	2.000%	3/31/24	BBB-	654,130
820	Reynolds Group Holdings Inc. , Term Loan B	3.500%	3-Month LIBOR	3.000%	9/29/28	Ba3	819,336
3,128	Total Chemicals						3,120,497
	Commercial Services & Supplies – 5.8% (3.6% of Total Investments)
497	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	499,211
4,293	Asurion LLC, Term Loan B8	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	4,286,449

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$522	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	$518,262
500	Clean Harbors Inc., Term Loan B	2.087%	1-Month LIBOR	2.000%	10/08/28	BBB-	500,705
433	Garda World Security Corporation, Term Loan B	4.340%	1-Month LIBOR	4.250%	10/30/26	BB+	433,979
1,034	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	1,037,447
275	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	267,697
499	Madison IAQ LLC, Term Loan	3.750%	6-Month LIBOR	3.250%	6/21/28	B1	498,334
505	PAE Holding Corporation, Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	505,746
744	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	3-Month LIBOR	2.750%	9/23/26	BB-	743,452
497	Robertshaw US Holding Corp, 1st Lien Term Loan	4.500%	1-Month LIBOR	3.500%	2/28/25	CCC+	481,643
89	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	89,210
746	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	749,388
1,958	Travelport Finance (Luxembourg) S.a.r.l., Super Priority Term Loan, (cash 2.500%, PIK 6.500%)	2.500%	3-Month LIBOR	2.500%	2/28/25	B-	2,032,150
368	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	360,701
728	WEX Inc., Term Loan	2.337%	1-Month LIBOR	2.250%	4/01/28	Ba2	725,240
13,688	Total Commercial Services & Supplies						13,729,614
	Communications Equipment – 2.1% (1.3% of Total Investments)
911	CommScope, Inc., Term Loan B	3.337%	1-Month LIBOR	3.250%	4/04/26	Ba3	900,109
636	MLN US HoldCo LLC, 1st Lien Term Loan	4.587%	1-Month LIBOR	4.500%	11/30/25	B3	572,842
967	Plantronics Inc, Term Loan B	2.587%	1-Month LIBOR	2.500%	7/02/25	Ba2	944,744
1,240	Riverbed Technology, Inc., Term Loan B	7.000%	1-Month LIBOR	6.000%	12/31/25	Caa1	1,136,401
878	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	878,492
499	WIN Waste Innovations Holdings, Inc., Term Loan B	4.500%	1-Month LIBOR	3.750%	6/02/28	B2	500,388
5,131	Total Communications Equipment						4,932,976
	Construction & Engineering – 1.4% (0.9% of Total Investments)
299	AECOM, Term Loan B	1.837%	1-Month LIBOR	1.750%	4/13/28	BBB-	299,998
465	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	469,068
700	Apttus Corporation, Term Loan	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	701,533
1,121	Brown Group Holding, LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	4/22/28	B+	1,120,036
125	FrontDoor Inc, Term Loan B	2.337%	1-Month LIBOR	2.250%	6/17/28	Ba2	124,558
250	Osmose Utilities Services, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	6/17/28	B	249,649
216	Pike Corporation, Incremental Term Loan B	3.090%	1-Month LIBOR	3.000%	1/21/28	Ba3	216,092

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Construction & Engineering (continued)
$275	Rexnord LLC, Term Loan B	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	$275,429
3,451	Total Construction & Engineering						3,456,363
	Containers & Packaging – 1.6% (1.0% of Total Investments)
215	ADMI Corp., Term Loan B2	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	214,572
880	Berry Global, Inc., Term Loan Z	1.836%	1-Month LIBOR	1.750%	7/01/26	BBB-	875,636
355	Grinding Media Inc., Term Loan B	4.122%	3-Month LIBOR	4.000%	9/22/28	B	356,331
325	Reynolds Consumer Products LLC, Term Loan	1.837%	1-Month LIBOR	1.750%	2/04/27	BBB-	323,991
500	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	499,793
695	Reynolds Group Holdings Inc. , Term Loan B2	3.337%	1-Month LIBOR	3.250%	2/05/26	B+	691,374
957	TricorBraun Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	952,382
3,927	Total Containers & Packaging						3,914,079
	Distributors – 0.7% (0.4% of Total Investments)
998	Core & Main LP, Term Loan B	2.588%	1-Month LIBOR	2.500%	6/10/28	Ba3	992,098
604	Univar Solutions USA Inc., Term Loan B6	2.087%	1-Month LIBOR	2.000%	6/03/28	BBB-	603,571
1,602	Total Distributors						1,595,669
	Diversified Consumer Services – 0.6% (0.4% of Total Investments)
1,470	Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	1,479,415
	Diversified Financial Services – 1.4% (0.9% of Total Investments)
160	Avaya Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	160,472
1,034	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	207,348
698	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.837%	1-Month LIBOR	1.750%	4/30/28	BB+	697,628
337	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	338,467
330	Lions Gate Capital Holdings LLC, Term Loan B	2.337%	1-Month LIBOR	2.250%	3/24/25	Ba2	328,137
1,501	Verscend Holding Corp., Term Loan B	4.087%	1-Month LIBOR	4.000%	8/27/25	BB-	1,505,433
4,060	Total Diversified Financial Services						3,237,485
	Diversified Telecommunication Services – 3.9% (2.4% of Total Investments)
2,919	AAdvantage Loyalty IP Ltd., Term Loan	4.125%	3-Month LIBOR	4.000%	8/14/26	B	2,910,686
2,914	CenturyLink, Inc., Term Loan B	2.337%	1-Month LIBOR	2.250%	3/15/27	BBB-	2,882,441
645	Connect Finco SARL, Term Loan B	3.590%	1-Month LIBOR	3.500%	12/12/26	B+	645,380
590	Endo Luxembourg Finance Company I S.a r.l., Term Loan	3.811%	3-Month LIBOR	3.688%	1/31/26	B	584,770
1,544	Frontier Communications Corp., DIP Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	1,545,630
378	Intelsat Jackson Holdings S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	383,809

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$236	Intelsat Jackson Holdings, S.A., Term Loan B4, (6)	8.750%	3-Month LIBOR	5.500%	1/02/24	N/R	$239,734
9,226	Total Diversified Telecommunication Services						9,192,450
	Electric Utilities – 0.7% (0.4% of Total Investments)
562	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	563,817
494	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	489,353
600	Vistra Operations Company LLC, 1st Lien Term Loan B3	1.837%	1-Month LIBOR	1.750%	12/31/25	BBB-	595,469
1,656	Total Electric Utilities						1,648,639
	Electrical Equipment – 1.4% (0.9% of Total Investments)
1,917	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	1,902,793
1,397	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	1,401,388
3,314	Total Electrical Equipment						3,304,181
	Electronic Equipment, Instruments & Components – 0.4% (0.2% of Total Investments)
866	TTM Technologies, Inc., Term Loan	2.584%	1-Month LIBOR	2.500%	9/28/24	BB+	866,415
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
375	Petroleum Geo-Services ASA, Term Loan	7.640%	3-Month LIBOR	7.500%	3/19/24	N/R	340,091
	Entertainment – 2.8% (1.7% of Total Investments)
236	AMC Entertainment Holdings, Inc. , Term Loan B	3.086%	1-Month LIBOR	3.000%	4/22/26	B-	217,897
296	Crown Finance US, Inc., Incremental Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	242,888
215	Crown Finance US, Inc., Incremental Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B-	232,289
2,365	Crown Finance US, Inc., USD Term Loan	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	1,961,478
970	Metro-Goldwyn-Mayer Inc., 1st Lien Term Loan	2.590%	1-Month LIBOR	2.500%	7/03/25	BB-	967,730
750	Metro-Goldwyn-Mayer Inc., 2nd Lien Term Loan	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	752,580
232	NASCAR Holdings, Inc, Term Loan B	2.587%	1-Month LIBOR	2.500%	10/18/26	BB+	231,515
1,130	Virgin Media Bristol LLC, Term Loan Q	3.340%	1-Month LIBOR	3.250%	1/31/29	BB+	1,130,864
893	William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan	2.840%	1-Month LIBOR	2.750%	5/16/25	B	877,480
7,087	Total Entertainment						6,614,721
	Food & Staples Retailing – 1.9% (1.2% of Total Investments)
336	BJ's Wholesale Club, Inc., 1st Lien Term Loan	2.084%	1-Month LIBOR	2.000%	2/03/24	BB+	336,536
30	H Food Holdings LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	29,737

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food & Staples Retailing (continued)
$508	H Food Holdings LLC, Term Loan B	3.775%	1-Month LIBOR	3.688%	5/31/25	B2	$506,622
3,698	US Foods, Inc., Term Loan B	1.837%	1-Month LIBOR	1.750%	6/27/23	BB-	3,680,500
4,572	Total Food & Staples Retailing						4,553,395
	Food Products – 0.7% (0.4% of Total Investments)
509	American Seafoods Group LLC, 1st Lien Term Loan	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	507,410
173	iHeartCommunications, Inc., Term Loan	2.337%	1-Month LIBOR	2.250%	1/31/27	B+	170,577
440	UTZ Quality Foods, LLC, Term Loan B	3.087%	1-Month LIBOR	3.000%	1/20/28	B1	439,993
500	WideOpenWest Finance LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	499,375
1,622	Total Food Products						1,617,355
	Health Care Equipment & Supplies – 2.9% (1.8% of Total Investments)
1,456	Carestream Health, Inc., Extended Term Loan	7.750%	3-Month LIBOR	6.750%	5/08/23	B1	1,464,739
4,000	Envision Healthcare Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B+	4,007,500
103	Lifescan Global Corporation, 1st Lien Term Loan	6.130%	3-Month LIBOR	6.000%	10/01/24	B	101,885
779	Viant Medical Holdings, Inc., 1st Lien Term Loan	3.837%	1-Month LIBOR	3.750%	7/02/25	B3	757,380
705	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	609,241
7,043	Total Health Care Equipment & Supplies						6,940,745
	Health Care Providers & Services – 8.3% (5.2% of Total Investments)
96	24 Hour Fitness Worldwide Inc., Term Loan, (5)	2.000%	3-Month LIBOR	2.000%	9/30/26	N/R	96,050
738	ADMI Corp., Term Loan B2	3.625%	1-Month LIBOR	3.125%	12/23/27	B	733,849
1,250	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	1,255,275
81	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	77,232
361	BW NHHC Holdco, Inc., 1st Lien Term Loan	5.125%	3-Month LIBOR	5.000%	5/15/25	Caa1	320,858
400	Catalent Pharma Solutions Inc., Term Loan B3, (5)	0.000%	N/A	N/A	9/30/26	B	397,418
285	CHG Healthcare Services Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	285,482
336	Conair Holdings, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	336,630
336	DaVita, Inc. , Term Loan B	1.837%	1-Month LIBOR	1.750%	8/12/26	BBB-	333,854
1,000	Envision Healthcare Corporation, 1st Lien Term Loan, (DD1)	3.837%	3-Month LIBOR	3.750%	10/10/25	CCC+	831,469
666	Gates Global LLC, Term Loan B3	3.250%	1-Month LIBOR	2.500%	3/31/27	B+	664,831
200	Global Medical Response, Inc., Incremental Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	199,375

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$1,737	Global Medical Response, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	10/02/25	B	$1,732,845
64	Medical Solutions Holdings Inc., Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	B1	64,120
46	National Mentor Holdings, Inc., Delayed Draw Term Loan, (5)	3.860%	3-Month LIBOR	3.750%	3/02/28	B1	45,562
361	National Mentor Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	3/02/28	B1	359,455
12	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	12,218
982	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	983,461
1,068	Phoenix Guarantor Inc, Term Loan B	3.338%	1-Month LIBOR	3.250%	3/05/26	B1	1,062,331
995	Phoenix Guarantor Inc, Term Loan B3	3.586%	1-Month LIBOR	3.500%	3/05/26	B1	992,393
103	Quorum Health Corporation, Term Loan, (6)	8.000%	3-Month LIBOR	7.000%	4/29/25	B-	103,482
3,048	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.837%	1-Month LIBOR	3.750%	11/16/25	B1	3,043,893
825	Select Medical Corporation, Term Loan B	2.340%	1-Month LIBOR	2.250%	3/06/25	Ba2	821,773
2,588	Surgery Center Holdings, Inc., Term Loan, (DD1)	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	2,596,909
1,638	Team Health Holdings, Inc., 1st Lien Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	1,568,790
744	US Radiology Specialists, Inc., Term Loan	6.250%	3-Month LIBOR	5.500%	12/15/27	B-	748,212
19,960	Total Health Care Providers & Services						19,667,767
	Health Care Technology – 2.7% (1.7% of Total Investments)
1,074	Carestream Health, Inc., Extended 2nd Lien PIK Term Loan, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	1,056,550
3,047	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	3,047,075
1,130	Zelis Healthcare Corporation, Term Loan	3.582%	1-Month LIBOR	3.500%	9/30/26	B	1,126,560
1,100	Zelis Healthcare Corporation, Term Loan B	3.577%	3-Month LIBOR	3.500%	9/30/26	B	1,092,900
6,351	Total Health Care Technology						6,323,085
	Hotels, Restaurants & Leisure – 15.8% (9.9% of Total Investments)
7,282	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.837%	1-Month LIBOR	1.750%	11/19/26	BB+	7,154,325
237	24 Hour Fitness Worldwide Inc., Exit Term Loan, (cash 0.132%, PIK 5.000%)	5.132%	3-Month LIBOR	5.000%	12/29/25	B3	177,464
600	Air Methods Corporation, Term Loan B	4.000%	3-Month LIBOR	3.250%	10/08/28	Ba2	600,189
298	Alterra Mountain Company, Series B-2 Consenting Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	297,627

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$1,315	Alterra Mountain Company, Term Loan B1	2.837%	1-Month LIBOR	2.750%	7/31/24	B	$1,308,969
554	Aramark Services, Inc., Term Loan B3	1.837%	1-Month LIBOR	1.750%	3/11/25	BB+	542,317
330	Boyd Gaming Corporation, Term Loan B3	2.324%	1-Week LIBOR	2.250%	9/15/23	BB	330,253
3,165	Caesars Resort Collection, LLC, 1st Lien Term Loan B	2.837%	1-Month LIBOR	2.750%	12/22/24	B+	3,153,456
743	Caesars Resort Collection, LLC, Term Loan B1	3.587%	1-Month LIBOR	3.500%	7/20/25	B+	744,178
558	Carnival Corporation, USD Term Loan B	3.750%	1-Month LIBOR	3.000%	6/30/25	Ba2	557,990
729	Churchill Downs Incorporated, Incremental Term Loan B1	2.090%	1-Month LIBOR	2.000%	3/17/28	BBB-	723,493
2,377	ClubCorp Holdings, Inc., Term Loan B	2.882%	3-Month LIBOR	2.750%	9/18/24	B-	2,248,812
375	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	7.132%	3-Month LIBOR	8.250%	5/23/24	B-	455,294
1,584	Equinox Holdings, Inc., 1st Lien Term Loan	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	1,513,105
476	Four Seasons Hotels Limited, New 1st Lien Term Loan	2.087%	1-Month LIBOR	2.000%	11/30/23	BB+	475,955
3,104	Golden Nugget, Inc., Incremental Term Loan B	3.250%	3-Month LIBOR	2.500%	10/04/23	B	3,092,110
500	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	Ba1	501,500
1,530	Hilton Worldwide Finance, LLC, Term Loan B2	1.839%	1-Month LIBOR	1.750%	6/21/26	BBB-	1,520,257
628	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	633,942
428	PCI Gaming Authority, Term Loan	2.587%	1-Month LIBOR	2.500%	5/31/26	BBB-	426,405
1,762	Phoenix Guarantor Inc, Term Loan B	4.250%	3-Month LIBOR	3.250%	12/15/27	B	1,763,740
2,837	Scientific Games International, Inc., Term Loan B5	2.837%	1-Month LIBOR	2.750%	8/14/24	B+	2,828,747
1,000	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	998,645
2,444	Stars Group Holdings B.V. (The), USD Incremental Term Loan	2.382%	3-Month LIBOR	2.250%	7/10/25	BBB	2,438,312
1,452	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	1,440,279
750	Twin River Worldwide Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	750,187
970	Wyndham Hotels & Resorts, Inc., Term Loan B	1.837%	1-Month LIBOR	1.750%	5/30/25	BBB-	964,141
38,028	Total Hotels, Restaurants & Leisure						37,641,692
	Household Durables – 0.8% (0.5% of Total Investments)
506	Apex Tool Group, LLC, Term Loan B	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	506,705
89	FrontDoor Inc, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B3	89,324
711	Phoenix Guarantor Inc, Term Loan B3	4.500%	1-Month LIBOR	4.000%	7/30/28	B3	714,592

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Durables (continued)
$37	Serta Simmons Bedding, LLC, Super Priority First Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B	$37,953
290	Serta Simmons Bedding, LLC, Super Priority Second Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	274,708
319	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	320,042
1,952	Total Household Durables						1,943,324
	Household Products – 0.2% (0.1% of Total Investments)
430	Verscend Holding Corp., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/23/28	B1	428,888
	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)
489	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	489,321
	Insurance – 3.7% (2.3% of Total Investments)
2,078	Acrisure, LLC, Term Loan B	3.632%	3-Month LIBOR	3.500%	2/15/27	B	2,054,432
1,772	Alliant Holdings Intermediate, LLC, Term Loan B	3.337%	1-Month LIBOR	3.250%	5/10/25	B	1,759,064
1,000	Asurion LLC, Second Lien Term Loan B4	5.337%	1-Month LIBOR	5.250%	1/15/29	B	996,770
269	Asurion LLC, Term Loan B6	3.212%	1-Month LIBOR	3.125%	11/03/23	Ba3	268,427
1,322	Asurion LLC, Term Loan B8	3.337%	1-Month LIBOR	3.250%	12/23/26	Ba3	1,310,625
1,605	Hub International Limited, Term Loan B	2.875%	3-Month LIBOR	2.750%	4/25/25	B	1,588,724
250	LBM Acquisition LLC, Incremental Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	B	249,781
272	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB-	272,965
350	Zelis Healthcare Corporation, Delayed Draw Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	348,396
8,918	Total Insurance						8,849,184
	Interactive Media & Services – 1.8% (1.1% of Total Investments)
1,017	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	1,014,133
85	Mission Broadcasting, Inc., Term Loan B	2.582%	1-Month LIBOR	2.500%	6/03/28	BBB-	84,646
2,236	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	2,223,725
963	WeddingWire, Inc., 1st Lien Term Loan	4.629%	2-Month LIBOR	4.500%	12/21/25	B+	964,329
4,301	Total Interactive Media & Services						4,286,833
	Internet & Direct Marketing Retail – 0.4% (0.3% of Total Investments)
995	CNT Holdings I Corp, Term Loan	4.500%	3-Month LIBOR	3.750%	11/08/27	B	997,841
	Internet Software & Services – 1.9% (1.2% of Total Investments)
904	Banff Merger Sub Inc, USD Term Loan	3.882%	3-Month LIBOR	3.750%	10/02/25	B2	899,163
2,184	Greeneden U.S. Holdings II, LLC, USD Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	2,191,089

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Internet Software & Services (continued)
$1,449	Uber Technologies, Inc., 1st Lien Term Loan B	3.587%	1-Month LIBOR	3.500%	4/04/25	B+	$1,451,466
4,537	Total Internet Software & Services						4,541,718
	IT Services – 5.7% (3.6% of Total Investments)
960	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	965,319
250	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	249,563
300	DTI Holdco, Inc., Term Loan B	5.750%	2-Month LIBOR	4.750%	9/30/23	CCC+	297,108
2,606	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	2,564,110
640	KBR, Inc., Term Loan B	2.837%	1-Month LIBOR	2.750%	2/07/27	Ba1	642,251
1,000	Magenta Buyer LLC, USD 1st Lien Term Loan	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	994,375
451	NeuStar, Inc., Term Loan B4	4.500%	1-Month LIBOR	3.500%	8/08/24	B+	451,670
79	NeuStar, Inc., Term Loan B5	5.500%	1-Month LIBOR	4.500%	8/08/24	B+	79,044
249	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	248,785
1,067	Sabre GLBL Inc., Term Loan B	2.087%	1-Month LIBOR	2.000%	2/22/24	Ba3	1,057,121
417	Science Applications International Corporation, Term Loan B	1.962%	1-Month LIBOR	1.875%	10/31/25	BB+	417,764
2,316	Syniverse Holdings, Inc., 1st Lien Term Loan	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	2,318,609
1,526	Syniverse Holdings, Inc., 2nd Lien Term Loan	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	1,529,021
1,054	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	1,057,985
750	Vision Solutions Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	750,937
13,665	Total IT Services						13,623,662
	Leisure Products – 0.3% (0.2% of Total Investments)
279	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB-	278,732
471	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	470,356
750	Total Leisure Products						749,088
	Life Sciences Tools & Services – 3.8% (2.4% of Total Investments)
3,127	Apex Tool Group, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	3,132,644
374	Curia Global, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	8/30/26	B	374,920
597	ICON Luxebourg Sarl, Term Loan	3.000%	3-Month LIBOR	2.500%	7/01/28	BB+	597,618
2,396	ICON Luxembourg Sarl, Term Loan	3.000%	3-Month LIBOR	2.500%	7/01/28	BB+	2,398,623
335	Intelsat Jackson Holdings S.A., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	335,280

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Life Sciences Tools & Services (continued)
$2,244	PPD, Inc., Initial Term Loan	2.500%	1-Month LIBOR	2.000%	1/13/28	Ba2	$2,242,904
9,073	Total Life Sciences Tools & Services						9,081,989
	Machinery – 2.3% (1.4% of Total Investments)
736	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	738,769
1,265	Axalta Coating Systems US Holdings Inc., Term Loan B3, (DD1)	4.500%	1-Month LIBOR	3.500%	7/31/27	B+	1,268,970
836	Gardner Denver, Inc., USD Term Loan B2	1.837%	1-Month LIBOR	1.750%	2/28/27	BB+	825,429
1,350	Hilton Grand Vacations Borrower LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	1,341,731
525	McGraw-Hill Global Education Holdings, LLC, Term Loan	3.000%	3-Month LIBOR	2.500%	9/22/28	BBB-	524,706
739	Vertiv Group Corporation, Term Loan B	2.830%	1-Month LIBOR	2.750%	3/02/27	BB-	734,570
5,451	Total Machinery						5,434,175
	Marine – 0.3% (0.2% of Total Investments)
1,052	HGIM Corp., Exit Term Loan, (DD1)	7.000%	1-Month LIBOR	6.000%	7/02/23	Caa3	810,096
	Media – 14.5% (9.1% of Total Investments)
230	Asurion LLC, Term Loan B9, (WI/DD)	TBD	TBD	TBD	TBD	N/R	229,700
249	Cable One, Inc., Term Loan B4	2.087%	1-Month LIBOR	2.000%	5/03/28	BB+	248,050
2,676	Charter Communications Operating, LLC, Term Loan B2	1.840%	1-Month LIBOR	1.750%	2/01/27	BBB-	2,660,181
196	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	189,229
343	Checkout Holding Corp., Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	178,501
3,336	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.629%	3-Month LIBOR	3.500%	8/21/26	B1	3,287,196
3,150	CSC Holdings, LLC, Incremental Term Loan	2.340%	1-Month LIBOR	2.250%	1/15/26	BB	3,092,133
1,184	CSC Holdings, LLC, Term Loan B1	2.340%	1-Month LIBOR	2.250%	7/17/25	BB	1,159,178
2,849	CSC Holdings, LLC, Term Loan B5	2.590%	1-Month LIBOR	2.500%	4/15/27	BB	2,797,189
312	CSC Holdings, LLC, Term Loan B5	2.590%	1-Month LIBOR	2.500%	1/31/28	BB+	309,075
223	Cumulus Media New Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	3/31/26	B	222,870
767	Diamond Sports Group, LLC, Term Loan	3.340%	1-Month LIBOR	3.250%	8/24/26	Caa1	408,473
2,895	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	2,900,428
488	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.562%	5/01/26	BB	486,941
120	Entercom Media Corp., Term Loan	2.587%	1-Month LIBOR	2.500%	11/17/24	BB-	119,096
415	Gray Television, Inc., Term Loan B	2.332%	1-Month LIBOR	2.250%	2/07/24	BB+	413,938
4	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	4,501

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$2,248	iHeartCommunications, Inc., Term Loan	3.087%	1-Month LIBOR	3.000%	5/01/26	B+	$2,233,696
3,422	Intelsat Jackson Holdings S.A., Term Loan B3	8.000%	1-Month LIBOR	4.750%	11/27/23	N/R	3,460,327
1,632	Intelsat Jackson Holdings S.A., Term Loan B3, (5)	3.600%	3-Month LIBOR	4.750%	7/13/22	N/R	1,648,692
239	LCPR Loan Financing LLC, Term Loan B	3.840%	1-Month LIBOR	3.750%	10/15/28	BB+	239,548
639	Life Time Fitness Inc , Term Loan B	3.750%	1-Month LIBOR	3.000%	8/14/26	B+	639,342
1,000	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	994,165
286	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB-	292,788
1,405	Meredith Corporation, Term Loan B2	2.587%	1-Month LIBOR	2.500%	1/31/25	BB-	1,404,149
1,084	Nexstar Broadcasting, Inc., Term Loan B3	2.337%	1-Month LIBOR	2.250%	1/17/24	BBB-	1,082,672
453	Sinclair Television Group Inc., Term Loan B1	2.340%	1-Month LIBOR	2.250%	1/03/24	Ba2	448,577
459	WideOpenWest Finance LLC, Term Loan B, (6)	4.250%	1-Month LIBOR	3.250%	8/19/23	B	458,773
3,079	Ziggo Financing Partnership, USD Term Loan I	2.590%	1-Month LIBOR	2.500%	4/30/28	BB	3,044,816
35,383	Total Media						34,654,224
	Multiline Retail – 0.7% (0.5% of Total Investments)
248	Belk, Inc., FLFO Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	248,368
1,107	Belk, Inc., FLSO Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC-	845,929
646	CCC Intelligent Solutions Inc., Term Loan B	4.132%	3-Month LIBOR	4.000%	2/05/25	B-	645,103
2,001	Total Multiline Retail						1,739,400
	Office Electronics – 0.1% (0.0% of Total Investments)
122	Pitney Bowes Inc., Term Loan B	4.090%	1-Month LIBOR	4.000%	3/19/28	BBB-	121,780
	Oil, Gas & Consumable Fuels – 2.4% (1.5% of Total Investments)
1,344	AMC Entertainment Holdings, Inc. , Term Loan B	5.250%	1-Month LIBOR	5.250%	8/25/23	B-	1,296,607
673	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	672,185
911	Buckeye Partners, L.P., Term Loan B	2.334%	1-Month LIBOR	2.250%	11/01/26	BBB-	907,446
200	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	200,178
1,334	QuarterNorth Energy Holding Inc., Exit 2nd Lien Term Loan	9.000%	3-Month LIBOR	8.000%	8/27/26	B	1,342,886

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,214	Traverse Midstream Partners LLC, Term Loan	5.250%	1-Month LIBOR	4.250%	9/27/24	B	$1,216,383
5,676	Total Oil, Gas & Consumable Fuels						5,635,685
	Paper & Forest Products – 1.0% (0.6% of Total Investments)
1,069	Asplundh Tree Expert, LLC, Term Loan B	1.837%	1-Month LIBOR	1.750%	9/04/27	BBB-	1,065,560
620	Charter Next Generation Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	12/01/27	N/R	622,685
654	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	656,991
2,343	Total Paper & Forest Products						2,345,236
	Personal Products – 1.3% (0.8% of Total Investments)
500	Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	500,572
76	Coty Inc., USD Term Loan B	2.337%	1-Month LIBOR	2.250%	4/05/25	B1	74,652
494	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	492,528
2,540	Revlon Consumer Products Corporation, Term Loan B, (DD1)	4.250%	1-Month LIBOR	3.500%	9/07/23	CC	2,021,748
3,610	Total Personal Products						3,089,500
	Pharmaceuticals – 6.1% (3.8% of Total Investments)
2,409	Bausch Health Companies Inc., Term Loan B	3.087%	1-Month LIBOR	3.000%	6/02/25	BB	2,406,278
733	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	735,115
1,290	Checkout Holding Corp., First Out Term Loan	2.837%	1-Month LIBOR	2.750%	11/27/25	BB	1,288,106
473	Elanco Animal Health Incorporated, Term Loan B	1.832%	1-Month LIBOR	1.750%	8/01/27	BBB-	469,784
732	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	3-Month LIBOR	5.000%	3/25/28	B-	715,912
805	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	807,657
3,242	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	3,250,385
755	Mallinckrodt International Finance S.A., Term Loan B, (6)	6.250%	1-Month LIBOR	5.500%	2/24/25	D	704,652
2,965	Mallinckrodt International Finance S.A., USD Term Loan B, (DD1), (6)	6.000%	1-Month LIBOR	5.250%	9/24/24	D	2,767,964
1,496	Organon & Co, USD Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	1,501,554
14,900	Total Pharmaceuticals						14,647,407
	Professional Services – 2.2% (1.4% of Total Investments)
448	ASGN Incorporated, Term Loan B3	1.837%	1-Month LIBOR	1.750%	4/02/25	BBB-	448,059
1,157	Ceridian HCM Holding Inc., Term Loan B	2.574%	1-Week LIBOR	2.500%	4/30/25	B+	1,145,094
491	Creative Artists Agency, LLC , Term Loan B	3.837%	1-Month LIBOR	3.750%	11/26/26	B	489,484
1,324	Dun & Bradstreet Corporation (The), Term Loan	3.338%	1-Month LIBOR	3.250%	2/08/26	BB+	1,320,586

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Professional Services (continued)
$727	EAB Global, Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	8/16/28	B2	$724,699
299	Nielsen Consumer Inc., USD Term Loan B	4.087%	1-Month LIBOR	4.000%	3/05/28	BB	299,558
713	Nielsen Finance LLC, USD Term Loan B4	2.086%	1-Month LIBOR	2.000%	10/04/23	BBB-	713,025
5,159	Total Professional Services						5,140,505
	Road & Rail – 1.5% (1.0% of Total Investments)
1,002	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	1,001,912
231	Genesee & Wyoming Inc. (New), Term Loan	2.132%	3-Month LIBOR	2.000%	12/30/26	BB+	230,146
1,141	Hertz Corporation, (The), Term Loan B, (DD1)	4.000%	3-Month LIBOR	3.500%	6/30/28	B+	1,143,413
215	Hertz Corporation, (The), Term Loan C, (DD1)	4.000%	3-Month LIBOR	3.500%	6/30/28	BB-	216,082
1,083	XPO Logistics, Inc., Term Loan B	1.830%	1-Month LIBOR	1.750%	2/23/25	Baa3	1,077,514
3,672	Total Road & Rail						3,669,067
	Semiconductors & Semiconductor Equipment – 1.9% (1.2% of Total Investments)
1,766	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.500%	6/30/24	CCC	1,317,192
434	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	434,338
1,049	ON Semiconductor Corporation, Term Loan B	2.087%	1-Month LIBOR	2.000%	9/19/26	Baa3	1,048,859
1,820	Standard Industries Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,820,000
5,069	Total Semiconductors & Semiconductor Equipment						4,620,389
	Software – 11.6% (7.3% of Total Investments)
659	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	663,548
383	Camelot U.S. Acquisition 1 Co., Term Loan B	3.087%	1-Month LIBOR	3.000%	10/31/26	B1	381,594
1,492	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	1,492,373
350	Dynatrace LLC, 1st Lien Term Loan	2.337%	1-Month LIBOR	2.250%	8/23/25	BB+	349,280
2,315	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	2,315,280
1,779	Finastra USA, Inc., USD 1st Lien Term Loan	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	1,772,002
236	Greenway Health, LLC, 1st Lien Term Loan	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	227,536
157	iQor US Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/30	B1	160,492
433	iQor US Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	414,462
796	MA FinanceCo., LLC, USD Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB+	804,080
769	MA FinanceCo., LLC, USD Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB	763,709
1,216	McAfee, LLC, USD Term Loan B	3.837%	1-Month LIBOR	3.750%	9/29/24	BB+	1,218,888
2,200	Park River Holdings Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,197,712
686	Perforce Software, Inc., Term Loan B	3.834%	1-Month LIBOR	3.750%	7/01/26	B2	681,499

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,000	Polaris Newco LLC, USD Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	$1,003,510
1,281	Proofpoint, Inc., 1st Lien Term Loan	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	1,277,067
835	RealPage, Inc, 1st Lien Term Loan	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	834,240
5,194	Seattle Spinco, Inc., USD Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB+	5,157,512
1,270	Sophia, L.P., 1st Lien Term Loan	4.250%	3-Month LIBOR	3.500%	10/07/27	B	1,272,484
657	SS&C European Holdings Sarl, Term Loan B4	1.837%	1-Month LIBOR	1.750%	4/16/25	BB+	651,185
865	SS&C Technologies Inc., Term Loan B3	1.837%	1-Month LIBOR	1.750%	4/16/25	BB+	856,980
655	TIBCO Software Inc., Term Loan B3	3.840%	1-Month LIBOR	3.750%	7/03/26	B+	645,368
763	Ultimate Software Group Inc(The), Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	764,950
490	Ultimate Software Group Inc(The), Term Loan B	3.837%	1-Month LIBOR	3.750%	5/03/26	B1	491,348
1,264	ZoomInfo LLC, Term Loan B	3.087%	1-Month LIBOR	3.000%	2/01/26	BB	1,266,740
27,745	Total Software						27,663,839
	Specialty Retail – 3.2% (2.0% of Total Investments)
772	Academy, Ltd., Term Loan	4.250%	3-Month LIBOR	3.750%	4/28/28	BB-	773,393
373	Academy, Ltd., Term Loan	4.500%	1-Month LIBOR	3.750%	11/06/27	Ba3	374,431
104	Dun & Bradstreet Corporation (The), Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	B+	103,102
828	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	815,506
208	LBM Acquisition LLC, Incremental Term Loan B2	3.879%	3-Month LIBOR	3.750%	12/18/27	B+	205,687
3,990	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	4,000,334
307	Staples, Inc., 7 Year Term Loan	5.126%	3-Month LIBOR	5.000%	4/12/26	B	295,416
1,000	Syniverse Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,000,210
7,582	Total Specialty Retail						7,568,079
	Technology Hardware, Storage & Peripherals – 1.9% (1.2% of Total Investments)
3,349	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB	3,350,638
489	NCR Corporation, Term Loan	2.630%	3-Month LIBOR	2.500%	8/28/26	BB+	480,808
746	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	748,989
4,584	Total Technology Hardware, Storage & Peripherals						4,580,435
	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)
409	CBI Buyer, Inc., Term Loan	4.250%	3-Month LIBOR	3.250%	1/06/28	B1	408,378
	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)
232	Altice Financing SA, USD 1st Lien Term Loan	2.874%	3-Month LIBOR	2.750%	1/31/26	B	228,060

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Wireless Telecommunication Services (continued)
$748	GOGO Intermediate Holdings LLC, Term Loan B	3.879%	3-Month LIBOR	3.750%	4/30/28	B	$749,921
980	Total Wireless Telecommunication Services						977,981
$334,041	Total Variable Rate Senior Loan Interests (cost $328,139,428)						328,895,281

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 12.8% (8.0% of Total Investments)
	Auto Components – 0.8% (0.5% of Total Investments)
$1,105	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	$1,124,984
810	Adient US LLC, 144A	9.000%	4/15/25	BB-	866,700
1,915	Total Auto Components				1,991,684
	Chemicals – 0.4% (0.3% of Total Investments)
345	Olin Corp, 144A	9.500%	6/01/25	BB+	423,919
522	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	538,106
867	Total Chemicals				962,025
	Commercial Services & Supplies – 0.5% (0.3% of Total Investments)
750	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB-	718,417
400	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	410,000
1,150	Total Commercial Services & Supplies				1,128,417
	Communications Equipment – 0.5% (0.3% of Total Investments)
750	CommScope Inc, 144A	8.250%	3/01/27	B-	764,205
400	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	371,136
1,150	Total Communications Equipment				1,135,341
	Diversified Telecommunication Services – 0.5% (0.3% of Total Investments)
750	Avaya Inc, 144A	6.125%	9/15/28	B+	780,225
340	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	BB	359,628
1,090	Total Diversified Telecommunication Services				1,139,853
	Electric Utilities – 0.6% (0.4% of Total Investments)
1,735	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (6)	6.850%	6/01/34	N/R	2,169
418	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	432,847
258	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	268,433
235	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	240,603
257	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	269,967
260	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	283,225
3,163	Total Electric Utilities				1,497,244

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
$343	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	$349,352
	Entertainment – 0.4% (0.2% of Total Investments)
810	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	B-	869,738
	Equity Real Estate Investment Trust – 0.7% (0.5% of Total Investments)
1,620	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	1,703,754
	Gas Utilities – 0.2% (0.1% of Total Investments)
250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	240,000
250	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	CCC+	212,425
500	Total Gas Utilities				452,425
	Health Care Providers & Services – 2.1% (1.3% of Total Investments)
770	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	BB-	812,350
150	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	BB-	162,562
65	HCA Inc	5.375%	2/01/25	Baa3	72,313
1,050	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	1,039,500
640	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	627,200
550	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	486,750
68	Tenet Healthcare Corp	4.625%	7/15/24	B+	68,850
500	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	530,625
90	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	93,487
1,100	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,154,945
4,983	Total Health Care Providers & Services				5,048,582
	Household Durables – 0.0% (0.0% of Total Investments)
115	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	113,850
	Media – 2.3% (1.5% of Total Investments)
500	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	511,438
1,285	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	CCC+	726,025
1,000	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	298,215
1,190	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	1,261,400
2	iHeartCommunications Inc	6.375%	5/01/26	B+	2,677
574	iHeartCommunications Inc	8.375%	5/01/27	CCC+	610,956
1,380	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	1,409,477
245	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	2,450
635	Univision Communications Inc, 144A	9.500%	5/01/25	B	687,387
6,811	Total Media				5,510,025

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Metals & Mining – 0.2% (0.1% of Total Investments)
$485	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	$517,738
	Oil, Gas & Consumable Fuels – 3.2% (2.0% of Total Investments)
352	Baytex Energy Corp, 144A	5.625%	6/01/24	B+	354,904
750	Callon Petroleum Co	6.125%	10/01/24	B-	739,912
1,715	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,740,725
595	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	613,207
325	Gulfport Energy Operating Corp, 144A	8.000%	5/17/26	BB-	359,938
500	Laredo Petroleum Inc	9.500%	1/15/25	B	514,045
350	Matador Resources Co	5.875%	9/15/26	B+	361,413
1,417	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	1,436,937
250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	CCC+	213,675
525	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	509,250
1,125	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	B+	815,406
7,904	Total Oil, Gas & Consumable Fuels				7,659,412
	Pharmaceuticals – 0.2% (0.1% of Total Investments)
340	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC-	237,150
134	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	135,173
474	Total Pharmaceuticals				372,323
	Specialty Retail – 0.1% (0.0% of Total Investments)
125	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	135,090
$33,505	Total Corporate Bonds (cost $30,372,654)				30,586,853

Shares	Description (1)	Value
	COMMON STOCKS – 4.4% (2.7% of Total Investments)
	Banks – 0.1% (0.0% of Total Investments)
15,167	iQor US Inc, (7), (8)	$174,420
	Communications Equipment – 0.1% (0.1% of Total Investments)
9,071	Windstream Services PE LLC, (7), (8)	176,884
	Construction & Engineering – 0.0% (0.0% of Total Investments)
1,797	TNT Crane & Rigging Inc, (7), (8)	2,696
1,013	TNT Crane & Rigging Inc, (7), (8)	19,184
	Total Construction & Engineering	21,880
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
12,578	Cengage Learning Holdings II Inc, (7), (8)	245,271
	Diversified Telecommunication Services – 0.1% (0.0% of Total Investments)
8,135	Windstream Services PE LLC, (7), (8)	158,633

Shares	Description (1)	Value
	Electric Utilities – 0.8% (0.5% of Total Investments)
37,457	Energy Harbor Corp, (7), (8), (9)	$1,793,254
	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
40,007	Transocean Ltd, (8)	141,225
5,623	Vantage Drilling International, (7), (8)	26,242
	Total Energy Equipment & Services	167,467
	Entertainment – 0.4% (0.2% of Total Investments)
6,268	Metro-Goldwyn-Mayer Inc, (7), (8)	817,190
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
35,750	Millennium Health LLC, (8), (10)	33,390
33,563	Millennium Health LLC, (8), (10)	27,992
	Total Health Care Providers & Services	61,382
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
55,426	24 Hour Fitness Worldwide Inc, (7)	138,565
116,526	24 Hour Fitness Worldwide Inc, (7), (8)	194,249
	Total Hotels, Restaurants & Leisure	332,814
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
5,388	Catalina Marketing Corp, (7), (8)	15,717
	Marine – 0.0% (0.0% of Total Investments)
430	ACBL HLDG CORP, (7), (8)	9,245
	Media – 0.1% (0.1% of Total Investments)
113,349	Clear Channel Outdoor Holdings Inc, (8)	328,712
4	Cumulus Media Inc, (8)	50
775,233	Hibu plc, (7), (8)	5,427
14,825	Tribune Co, (7), (8)	148
	Total Media	334,337
	Multiline Retail – 0.0% (0.0% of Total Investments)
148	Belk Inc, (7), (8)	2,664
	Oil, Gas & Consumable Fuels – 2.3% (1.5% of Total Investments)
29,375	California Resources Corp, (8)	1,355,069
33,080	Fieldwood Energy LLC, (7), (8)	3,390,700
12,452	Whiting Petroleum Corp, (8)	810,999
	Total Oil, Gas & Consumable Fuels	5,556,768
	Professional Services – 0.2% (0.1% of Total Investments)
48,297	Skillsoft Corp, (8), (10)	553,294
	Total Common Stocks (cost $14,777,475)	10,421,220

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Shares	Description (1)	Value
	WARRANTS – 0.8% (0.5% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
11,806	Avaya Holdings Corp, (7)	$23,022
	Marine – 0.1% (0.0% of Total Investments)
452	ACBL HLDG CORP, (7)	9,718
1,682	ACBL HLDG CORP, (7)	42,891
1,279	ACBL HLDG CORP, (7)	38,370
8,410	American Commercial Barge Line LLC, (10)	2,767
11,823	Total Marine	93,746
	Industrial Conglomerates – 0.0% (0.0% of Total Investments)
6,395	American Commercial Barge Line LLC, (10)	2,807
	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)
188	California Resources Corp	2,912
14,599	Fieldwood Energy LLC, (7)	1,496,398
11,748	Fieldwood Energy LLC, (7)	111,606
22,626	Fieldwood Energy LLC, (7)	124,443
49,161	Total Oil, Gas & Consumable Fuels	1,735,359
	Entertainment – 0.0% (0.0% of Total Investments)
102,295	Cineworld Warrant, (7)	39,690
	Total Warrants (cost $1,429,158)	1,894,624

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0% (0.0% of Total Investments)
	Marine – 0.0%
1,600	ACBL HLDG CORP, (7), (8)	0.000%	N/R	$40,800
1,821	ACBL HLDG CORP, (7), (8)	0.000%	N/R	54,630
	Total Marine			95,430
	Total Convertible Preferred Securities (cost $97,140)			95,430
	Total Long-Term Investments (cost $374,815,855)			371,893,408

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 3.8% (2.4% of Total Investments)
	INVESTMENT COMPANIES – 3.8% (2.4% of Total Investments)
9,025,497	BlackRock Liquidity Funds T-Fund Portfolio	0.005% (11)	$9,025,497
	Total Short-Term Investments (cost $9,025,497)		9,025,497
	Total Investments (cost $383,841,352) – 159.8%		380,918,905
	Borrowings – (39.6)% (12), (13)		(94,300,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (16.6)% (14)		(39,580,533)
	Other Assets Less Liabilities – (3.6)%		(8,665,975)
	Net Assets Applicable to Common Shares – 100%		$238,372,397

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$326,873,533	$2,021,748	$328,895,281
Corporate Bonds	—	30,586,853	—	30,586,853
Common Stocks	2,636,055	7,170,489	614,676	10,421,220
Warrants	2,912	1,886,138	5,574	1,894,624
Convertible Preferred Securities	—	95,430	—	95,430
Short-Term Investments:
Investment Companies	9,025,497	—	—	9,025,497
Total	$11,664,464	$366,612,443	$2,641,998	$380,918,905
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$2,005,845	$412,479	$4,378
Gains (losses):
Net realized gains (losses)	10	(45,660)	–
Change in net unrealized appreciation (depreciation)	8,063	250,701	1,196
Purchases at cost	–	–	–
Sales at proceeds	(6,568)	–	–
Net discounts (premiums)	14,398	–	–
Transfers into	–	–	–
Transfers (out of)	–	(2,844)	–
Balance at the end of period	$2,021,748	$614,676	$5,574
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$8,063	$250,702	$1,196

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) Skillsoft Corp are priced at an amortized discount applied to the closing price of the common shares. The Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model. The warrants categorized as Level 3 are utilizing the weighted average of quarterly cash payments received with a 25% discount.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$ —	$2,844	$ —	$ —	$(2,844)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(11)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(12)	Borrowings as a percentage of Total Investments is 24.8%.
(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.